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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment                 [ ] Amendment Number :
                                                               -------
This Amendment (Check only one.):       [ ] is a restatement
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TBP Investments Management, LLC
Address:  260 Preston Commons West
          8117 Preston Road
          Dallas, Texas 75225

Form 13F File Number: 28-12876

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert L. Stillwell
Title:    Manager
Phone:    (214) 265-4165

Signature, Place, and Date of Signing:

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
 /s/ Robert L. Stillwell             Dallas, TX                August 14, 2008
-------------------------       -------------------          -------------------
       (Signature)                  (City, State)                  (Date)
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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1     28-10378         BP Capital Management, L.P.

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                              FORM 13F SUMMARY PAGE

Report Summary:

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

Number of Other Included Managers:                    0
                                                ------------
Form 13F Information Table Entry Total:              11
                                                ------------
Form 13F Information Table Value Total:            93,525   (thousands)
                                                ------------
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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
      COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5             COLUMN 6   COLUMN 7          COLUMN 8
--------------------     --------   -----------  --------  --------------------------  ----------  --------  -----------------------
                                                                                                                 VOTING AUTHORITY
                         TITLE OF                  VALUE    SHRS OR                    INVESTMENT   OTHER    -----------------------
   NAME OF ISSUER         CLASS        CUSIP      (X1000)   PRN AMT  SH/PRN  PUT/CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
--------------------     --------   -----------  --------  -------   ------  --------  ----------  --------  -----  --------  ------
CHESAPEAKE
 ENERGY CORP               COM      165167-10-7    8905    135,000     SH      N/A        SOLE               8,905      0        0
DENBURY RESOURCES
 INC NEW                 COM NEW    247916-20-8    7848    215,000     SH      N/A        SOLE               7,848      0        0
FLUOR CORP NEW             COM      343412-10-2   14886     80,000     SH      N/A        SOLE              14,886      0        0
FOSTER WHEELER LTD       SHS NEW    G36535-13-9    6584     90,000     SH      N/A        SOLE               6,584      0        0
OCCIDENTAL PETE
 CORP DEL                  COM      674599-10-5    5392     60,000     SH      N/A        SOLE               5,392      0        0
SANDRIDGE ENERGY INC       COM      80007P-30-7    8718    135,000     SH      N/A        SOLE               8,718      0        0
SCHLUMBERGER LTD           COM      806857-10-8   10743    100,000     SH      N/A        SOLE              10,743      0        0
SHAW GROUP INC             COM      820280-10-5    4943     80,000     SH      N/A        SOLE               4,943      0        0
SUNCOR ENERGY INC          COM      867229-10-6   13664    240,000     SH      N/A        SOLE              13,664      0        0
TRANSOCEAN INC NEW         SHS      G90073-10-0    5334     35,000     SH      N/A        SOLE               5,334      0        0
XTO ENERGY INC             COM      98385X-10-6    6508     95,000     SH      N/A        SOLE               6,508      0        0
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